U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

February 6, 2012

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed under Appendix A that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated February 1, 2012, filed electronically as Post-Effective Amendment No. 121 to the Trust’s Registration Statement on Form N-1A on February 1, 2012.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5598.

Sincerely,

/s/Adam R. Henkel
Adam R. Henkel, Esq.
For U.S. Bancorp Fund Services, LLC

Appendix A

Direxion Indexed Commodity Strategy Fund
Class A (DXCTX)
Class C (DXSCX)
Institutional Class (DXCIX)

Direxion Indexed Managed Futures Strategy Fund
Class A (DXMAX)
Class C (DXMCX)
Institutional Class (DXMIX)

Direxion Currency Trends Strategy Plus Fund
Class A (DXFTX)
Class C (DXFCX)
Institutional Class (DXFIX)

Direxion/Wilshire Dynamic Fund
Class A (DXDWX)
Class C (DXWCX)
Institutional Class (DXDIX)

Direxion Long/Short Global IPO Fund
Class A (DXIIX)
Class C (DXGCX)
Institutional Class (DXIPX)